Lease Operating Expenses	3 Months Ended
Sep. 30, 2014
Lease Operating Expenses
Lease Operating Expenses

Note K — Lease Operating Expenses

Within the Company’s Lease operating costs as part of transportation and marketing expenses, Volume Shortfall Payments were created as part of a transaction monetizing mid-stream assets. Gastar had entered into a transportation agreement with their East Texas mid-stream natural gas gathering system purchaser, requiring a certain minimum quarterly volume of natural gas production, which agreement was assumed by Cubic Asset as part of the acquisitions discussed in Note B. This agreement requires Cubic Asset to make payments for the natural gas volume shortfalls for any quarter through the autumn of 2014.   Volume shortfalls require Cubic Asset to make quarterly payments, in excess of normal transportation and marketing costs. The final quarterly payment has been accrued and is approximately $929,634, and will be paid during the 2nd quarter of fiscal 2015.